Related Party Transactions (Schedule of Related Party Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Net sales	$ 7,068	$ 6,287
Accounts receivable	2,651	3,606
Accounts payable	3,699	4,642
Loans receivable	$ 1,674	$ 1,539